COMMITMENTS AND CONTINGENCIES - Narrative 10-K (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Malpractice Insurance [Line Items]
Self insurance reserve	$ 183,836	$ 162,976	$ 138,127	$ 70,491
Insurance receivable	31,628	34,676	42,549
Insurance receivable, current	5,377	5,895	7,233
Insurance receivable, noncurrent	26,251	28,781	35,316
Plum 2021 Acquisition
Malpractice Insurance [Line Items]
Insurance receivable		8,323	17,062
Unasserted Claim
Malpractice Insurance [Line Items]
Self insurance reserve	53,673	43,083	$ 38,742
Minimum
Malpractice Insurance [Line Items]
Coverage floor	250	250
Deductible	750	750
Minimum | Plum 2021 Acquisition
Malpractice Insurance [Line Items]
Coverage floor		250
Maximum
Malpractice Insurance [Line Items]
Coverage floor	500	500
Deductible	4,000	4,000
Annual coverage limit	$ 10,000	10,000
Maximum | Plum 2021 Acquisition
Malpractice Insurance [Line Items]
Coverage floor		$ 500